Via Edgar

                                                      November 7, 1995



Via EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Re:  New England Funds Trust II
     (File Nos.: 2-11101 and 811-242)

Dear Sir or Madam:

      Pursuant to Rule 497(e) of the Securities Act of 1933, as amended, transmitted for filing on behalf of New England Funds Trust II (the OTrustO), is a supplement dated October 26, 1995 to the prospectus dated May 1, 1995 for the TrustOs New England Massachusetts Tax Free Income Fund. The supplement also contains information on the TrustOs New England Intermediate Term Tax Free Fund of California and New Engand Intermediate Term Tax Free Fund of New York, as well as New Engand Cash Management Trust and New England Tax Exempt Money Market Trust.

      Acknowledgment of this filing will be confirmed through the Compuserve System. If you have any questions regarding this filing, please do not hesitate to call me at (617) 578-1669, or in my absence, John Loder at Ropers & Gray at (617) 951-7405.

Very truly yours,

[SIGNATURE]

Sheila M. Barry

CC:       R.P. Connolly

                      NEW ENGLAND FUNDS TRUST II

            NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND
       NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA
        NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK

                   NEW ENGLAND CASH MANAGEMENT TRUST

                          MONEY MARKET SERIES
                        U.S. GOVERNMENT SERIES

               NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST

                 Supplement dated October 26, 1995 to
  New England State Tax Free Funds Prospectuses dated May 1, 1995 and
   New England Money Market Funds Prospectus dated September 1, 1995

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION OF THE PROSPECTUSES CAPTIONED "FUND MANAGEMENT" FOR NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND, NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF CALIFORNIA, NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK, NEW ENGLAND CASH MANAGEMENT TRUST - MONEY MARKET SERIES, NEW ENGLAND CASH MANAGEMENT TRUST - U.S. GOVERNMENT SERIES AND NEW ENGLAND TAX EXEMPT MONEY MARKET TRUST (THE "FUNDS"):

  Back Bay Advisors, L.P., the Funds' investment adviser, is a wholly-owned subsidiary of New England Investment Companies, L.P. ("NEIC"). New England Mutual Life Insurance Company ("The New England") owns NEIC's sole general partner and a majority of the limited partnership interest in NEIC. The New England and Metropolitan Life Insurance Company ("MetLife") have entered into an agreement to merge, with MetLife to be the survivor of the merger. The merger is conditioned upon, among other things, approval by the policyholders of The New England and MetLife and receipt of certain regulatory approvals. The merger is not expected to occur until after December 31, 1995.

  The merger of The New England into MetLife is being treated, for purposes of the Investment Company Act of 1940 (the "Act"), as an "assignment" of the existing investment advisory agreements relating to the Funds. Under the Act, such an "assignment" will result in the automatic termination of the investment advisory agreements, effective at the time of the merger. Prior to the merger, shareholders of the Funds will be asked to approve new investment advisory agreements and subadvisory agreements, intended to take effect at the time of the merger. A proxy statement describing the new agreements will be sent to shareholders of the Funds prior to their being asked to vote on the new agreements.

THE FOLLOWING PARAGRAPHS ARE ADDED TO THE SECTION OF PROSPECTUSES CAPTIONED "BUYING FUND SHARES" FOR EACH OF THE FUNDS:

  Investment checks should be made payable to New England Funds.

  New England Funds will accept second-party checks (up to $10,000) for investments into existing accounts only. (A second-party check is a check made payable to a New England Funds shareholder which the shareholder has endorsed to New England Funds for deposit into an account registered to the shareholder.)

  New England Funds will NOT accept third-party checks, except certain third-party checks issued by other mutual fund companies, broker dealers or banks representing the transfer of retirement assets. (A third-party check is a check made payable to a party which is not a New England Funds shareholder, but which has been ultimately endorsed to New England Funds for deposit into an account.)

                                                            SP34-1095

[LOGO]

NEW ENGLAND MASSACHUSETTS TAX FREE INCOME FUND

PROSPECTUS AND APPLICATION

MAY 1, 1995

New England Massachusetts Tax Free Income Fund (the OFundO) is a non-diversified mutual fund and a series of New England Funds Trust II (the OTrustO), a registered open-end management investment company. Six other series of the Trust are described in separate prospectuses. The Trust and New England Funds Trust I are referred to in this prospectus as the OTrusts.O

The Fund seeks as high a level of current income exempt from federal income tax and Massachusetts personal income taxes as Back Bay Advisors, L.P. (OBack Bay AdvisorsO), the FundOs investment adviser and manager, believes is consistent with preservation of capital. There can be no assurance that the Fund will achieve this objective.

The Fund offers two classes of shares to the general public. The offering price is based on the next determined net asset value per share. Class A share purchases generally involve a sales charge at the time of purchase. No initial sales charge applies to Class B share purchases. A contingent deferred sales charge (OCDSCO), however, is imposed upon certain redemptions of Class B shares, which also bear higher annual 12b-1 fees than Class A shares. Class B shares automatically convert to Class A shares eight years after the Class B shares were purchased. See OBuying Fund Shares - Sales Charges.O

This prospectus sets forth information you should know before investing in the Fund. Please read it carefully and keep it for future reference. A statement of additional information in two parts (the OStatementO) about the Fund dated May 1, 1995 has been filed with the Securities and Exchange Commission (the OSECO) and is available free of charge. Write to New England Funds, L.P. (the ODistributorO), SAI Fulfillment Desk, 399 Boylston Street, Boston, MA 02116 or call toll free at 1-800-225-5478. The Statement contains more detailed information about the Fund and is incorporated into this prospectus by reference.

SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT FEDERALLY INSURED
BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[SIDEBAR]
FOR GENERAL INFORMATION ON THE FUND OR ANY OF ITS SERVICES AND FOR ASSISTANCE IN OPENING AN ACCOUNT, CONTACT YOUR INVESTMENT DEALER OR CALL THE DISTRIBUTOR TOLL FREE AT 1-800-225-5478.

                           TABLE OF CONTENTS

Page

     FUND EXPENSES AND FINANCIAL INFORMATION
01 Schedule of Fees                     Sales charges, yearly
operating expenses.

02  Financial Highlights                 Historical information on the
FundOs performance.
----------------------------------------------------------------------
--
   INVESTMENT STRATEGY
03 How the Fund Pursues Its Investment Objective
----------------------------------------------------------------------
--
06 INVESTMENT  RISKS                    It is important to  understand
   the risks inherent in the Fund      before you invest.
----------------------------------------------------------------------
--
08 FUND MANAGEMENT

----------------------------------------------------------------------
--
   BUYING FUND SHARES
09   Minimum Investment                 Everything you need to know to
     open and add to a New England      Funds account.

09 6 Ways to Buy Fund Shares
   - Through your investment dealer
   - By mail
   - By wire transfer
   - By Investment Builder
   - By electronic purchase through ACH
   - By exchange from another New England Fund

10 Sales Charges

12 Reduced Sales Charges
     (Class A Shares Only)
----------------------------------------------------------------------
--
   OWNING FUND SHARES
13   Exchanging Among New England Funds New England Funds offers three
     convenient ways to exchange        Fund shares.

13 Fund Dividend Payments
----------------------------------------------------------------------
--
   SELLING FUND SHARES
15 5 Ways to Sell Fund Shares           How to withdraw money or close
your account.

   - Through your investment dealer
   - By telephone
   - By mail
   - By check
   - By Systematic Withdrawal Plan
17 Repurchase Option
        (Class  A  Shares Only)            An opportunity to  reinvest
     your  redemption proceeds           within 120 days for no  sales
     charge.

----------------------------------------------------------------------
--
FUND DETAILS
18 How Fund Share Price is Determined   Additional information you may
find important.

18 Income Tax Considerations

19 The FundOs Expenses

20 Performance Criteria

21 Additional Facts About the Fund

22 Glossary of Terms

                FUND EXPENSES AND FINANCIAL INFORMATION

SCHEDULE OF FEES

Expenses are one of several factors to consider when you invest in the Fund. The following table summarizes your maximum transaction costs from investing in the Fund and estimated annual expenses for each class of the FundOs shares. The Example shows the cumulative expenses attributable to a hypothetical $1,000 investment in each class of shares of the Fund for the periods specified.

SHAREHOLDER TRANSACTION EXPENSES - PAID DIRECTLY BY SHAREHOLDERS

                                    CLASS A SHARES      CLASS B SHARES
                                   ---------------     ---------------
Maximum Initial Sales Charge
  Imposed on a Purchase
  (as a percentage of
  offering price)(1)(2)                      4.25%                None
Maximum Contingent Deferred
  Sales Charge
  (as a percentage of original
  purchase price or redemption
  proceeds, as applicable)(2)                  (3)               4.00%
Deferred Sales Charge                         None                None
Redemption Fees                               None                None
Exchange Fee                                  None                None

(1)  A reduced sales charge on Class A shares applies in some cases.

(2)  Does not apply to reinvested distributions.

(3) A 1.00% contingent deferred sales charge applies with respect to any portion of certain purchases of Class A shares greater than $1,000,000 redeemed within approximately one year after purchase. See OSales Charges.O

ANNUAL FUND OPERATING EXPENSES - PAID DIRECTLY BY THE FUND, AND
INDIRECTLY BY ITS SHAREHOLDERS
  (as a percentage of average net assets)

                                    CLASS A SHARES      CLASS B SHARES
                                   ---------------     ---------------
Management Fees
(after voluntary fee waiver)               0.19%**             0.19%**
12b-1 Fees                                   0.35%              1.00%*
Other Expenses                               0.31%               0.31%
Total Expenses                             0.85%**             1.50%**

** Because of the higher 12b-1 fees, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc.

*** Without the voluntary fee waiver, the FundOs Management Fees would be 0.58% of the average net assets of the FundOs Class A and Class B shares and Total Expenses would be 1.24% of the average net assets of the FundOs Class A shares and 1.89% of the Class B shares.

EXAMPLE
You  would pay the following expenses on a $1,000 investment  assuming
(1) a 5% annual return and (2) unless otherwise noted, redemption at period end. The 5% return and expenses in the Example should not be considered indicative of actual or expected Fund performance or expenses, both of which will vary.

                          CLASS A SHARES                CLASS B SHARES
                         ---------------       -----------------------
                                                    (1)            (2)
1 year                               $51            $55            $15
----------------------------------------------------------------------
--
3 years                              $68            $77            $47
----------------------------------------------------------------------
--
5 years                              $88            $92            $82
----------------------------------------------------------------------
--
10 years*                           $143           $161           $161
----------------------------------------------------------------------
--

(1)  Assumes redemption at end of period.

(2)  Assumes no redemption.

* Class B shares automatically convert to Class A shares after 8 years; therefore, Class B amounts are calculated using Class A expenses in years 9 and 10.

The purpose of this fee schedule is to assist you in understanding the various costs and expenses that you will bear directly or indirectly if you invest in the Fund.

For additional information about the FundOs management fees, 12b-1 fees and other expenses, please see OFund ManagementO and OThe FundOs Expenses.O

A wire fee (currently $5.00) will be deducted from your proceeds if you elect to transfer redemption proceeds by wire.

Please keep in mind that the Example shown above is hypothetical. The information above should not be considered a representation of past or future return or expenses; actual return or expenses may be more or less than those shown.

FINANCIAL HIGHLIGHTS
(For a share of the Fund outstanding throughout the indicated periods)

The Financial Highlights presented below have been included in the financial statements of the Fund examined by Coopers & Lybrand LLP, independent accountants. The Financial Highlights should be read in conjunction with the financial statements and the notes thereto incorporated by reference in the Statement.

                                                                       CLASS A
                                                 ---------------------------------------------------
                                                   MARCH 23,                                     TEN
                                                    1984 (a)          YEAR ENDED              MONTHS
                                                   FEB. 28,     LAST DAY OF FEBRUARY,       DEC. 31,
                                                   ---------  -------------------------- -----------
                                                        1985      1986      1987      1988   1988(b)
--------------------------------------------------------------------------------
----------------------
Net Asset Value, Beginning of Period                  $14.29    $14.63    $16.62    $17.23    $16.37
--------------------------------------------------------------------------------
----------------------
Income From Investment Operations
Net Investment Income                                   1.07      1.23      1.15      1.11      0.90
Net Gains or Losses on Investments
  (both realized and unrealized)                        0.35      2.03     0.66     (0.80)    (0.20)
--------------------------------------------------------------------------------
----------------------
Total Income From Investment Operations                 1.42      3.26     1.81      0.31       0.70
--------------------------------------------------------------------------------
----------------------
Less Distributions
Distributions (from net investment income)            (1.08)    (1.22)    (1.15)    (1.11)    (0.90)
Distributions (in excess of net investment income)     0.00      0.00      0.00      0.00       0.00
Distributions (from net realized capital gains)        0.00     (0.05)    (0.05)    (0.06)    (0.01)
--------------------------------------------------------------------------------
----------------------
    Total Distributions                               (1.08)    (1.27)    (1.20)    (1.17)    (0.91)
--------------------------------------------------------------------------------
----------------------
Net Asset Value, End of Period                        $14.63    $16.62    $17.23    $16.37    $16.16
--------------------------------------------------------------------------------
----------------------
--------------------------------------------------------------------------------
----------------------
Total Return (%) (e)                                    10.5      23.4     11.4       2.0        4.6
Ratios/Supplemental Data
Net Assets, End of Period (000)                      $22,608   $37,524   $50,734   $57,529   $50,770
Ratio of Operating Expenses to
  Average Net Assets (%) (c)                         1.24(d)      1.13      1.25      1.25   1.51(d)
Ratio of Net Investment Income to
  Average Net Assets (%)                             8.23(d)     7.92       6.84      6.89   6.63(d)
Portfolio Turnover Rate (%)                           111(d)        65        36        28     18(d)

[TABLE CONTINUED]
                                                                          SEPT. 13(a)           YEAR
                                                                              THROUGH          ENDED
                            YEAR ENDED DECEMBER 31,                          DEC. 31,        DEC.31,
         -------------------------------------------------------------  -------------   ------------
                1989      1990      1991      1992      1993      1994           1993           1994
--------------------------------------------------------------------------------
----------------------
              $16.16    $16.27    $16.01    $16.37    $16.62   $17.27          $17.78         $17.26

                1.06      1.04      1.08      1.03      0.97     0.89            0.25           0.77

               0.19     (0.24)      0.69      0.40      1.05    (2.15)         (0.15)         (2.14)
--------------------------------------------------------------------------------
----------------------
                1.25     0.80       1.77      1.43      2.02    (1.26)           0.10         (1.37)
--------------------------------------------------------------------------------
----------------------

              (1.06)    (1.03)    (1.07)    (1.03)    (0.97)    (0.89)         (0.22)         (0.79)
               0.00      0.00      0.00      0.00      0.00     (0.02)          0.00          (0.02)
              (0.08)    (0.03)    (0.34)    (0.15)    (0.40)     0.00          (0.40)          0.00
--------------------------------------------------------------------------------
----------------------
              (1.14)    (1.06)    (1.41)    (1.18)    (1.37)    (0.91)         (0.62)         (0.81)
--------------------------------------------------------------------------------
----------------------
              $16.27    $16.01    $16.37    $16.62    $17.27   $15.10          $17.26         $15.08
--------------------------------------------------------------------------------
----------------------
--------------------------------------------------------------------------------
----------------------
                 8.0      5.2       11.5       9.1      12.4     (7.4)            0.4          (8.0)

             $51,269   $55,903   $68,534   $91,932  $128,797 $107,565          $1,289         $4,523

                1.41      1.35      1.00      0.85      0.85      0.85        1.50(d)           1.50

                6.54      6.48      6.62      6.25      5.58      5.63        4.26(d)           4.98
                  24        21        86        29        42        48          42(f)             48

(a)  The   Fund  commenced  operations  on  March  23,  1984.  Class  B   shares
     were first offered beginning September 13, 1993.

(b)  Fiscal   year  end  changed  in  1988  from  February  28/29  to   December
     31. The Fund's current adviser assumed that function on July 27, 1988.

(c) Commencing May 1, 1991, expenses were voluntarily limited to 0.85% of average net assets. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.34%, 1.26%, 1.21% and 1.24% for the years ended December 31, 1991, 1992, 1993 and 1994, respectively, for the Fund's Class A shares and 1.86% (on an annualized basis)
     for   the  period  from  September  13,  1993  through  December  31,  1993
     and   1.89%  for  the  year  ended  December  31,  1994,  for  the   Fund's
     Class B shares. From May 18, 1989 through April 30, 1991, expenses were voluntarily limited to 1.35% of average net assets of Class A shares. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.43% and 1.37% for the years ended December 31, 1989 and 1990, respectively. For all periods prior to May 18, 1988, expenses were limited to 1.25% of average net assets of Class A shares. The ratio of operating expenses to average net assets without giving effect to this expense limitation would have been 1.39% and 1.56% (annualized) for the year ended February 29, 1988 and the period ended December 31, 1988, respectively.

(d)  Computed on an annualized basis.

(e)  A   sales   charge  in  the  case  of  Class  A  shares  and  a  contingent
     deferred   sales   charge  in  the  case  of  Class  B   shares   are   not
     reflected in total return calculations. Periods of less than one year are not annualized.

(f)    Represents  portfolio  turnover  rate  for  the  Fund  as  a  whole   for
the entire fiscal year.

                          INVESTMENT STRATEGY

HOW THE FUND PURSUES ITS INVESTMENT OBJECTIVE

The   Fund   invests  primarily  in  Massachusetts  Tax  Exempt   Bonds   (which
are described below). Massachusetts law provides that to the extent distributions by the Fund are derived from interest on Massachusetts Tax Exempt Bonds, they shall be exempt from Massachusetts personal income taxes. It is a fundamental Fund policy that at least 90% of the
FundOs income distributions will be exempt from federal income tax and Massachusetts personal income taxes, except during times of adverse market conditions when the Fund is investing for temporary defensive purposes (in which case more than 10% of the FundOs income distributions could be subject to federal income tax and/or Massachusetts personal income taxes). Under normal conditions, at least 65% of the FundOs assets will be invested in Massachusetts Tax Exempt Bonds. During the FundOs fiscal year ended December 31, 1994, 98.9% of the FundOs income dividend distributions were exempt from federal income tax and 98.9% were exempt from Massachusetts personal income taxes. During that period, 4.7% of the FundOs distributions were derived from Oprivate activity bonds,O the income from which is an item of tax preference for purposes of the federal alternative minimum tax for individuals. It is a fundamental policy of the Fund that distributions from interest income on private activity bonds, together with distributions of interest income from investments other than Massachusetts Tax Exempt Bonds, will not normally exceed 10% of the total amount of the FundOs income distributions. The Fund may invest up to 5% of its assets in so-called Oinverse floating obligationsO or Oresidual interest bonds.O

Securities   purchased  by  the  Fund  will  be  largely  of  investment   grade
quality. Immediately after the Fund purchases an investment, at least 85% of the FundOs assets will consist of securities rated AAA, AA, A or BBB by Standard & PoorOs; Aaa, Aa, A or Baa by MoodyOs or securities that are not rated by Standard & PoorOs or MoodyOs but that are determined by the FundOs adviser to be of comparable quality to securities in those rating categories.

The other 15% of the FundOs assets may be invested in securities rated below investment grade (below BBB or Baa) or unrated but securities determined by the FundOs adviser to be of comparable quality to bonds rated below BBB or Baa.

Bonds rated BBB or Baa are considered investment grade but may have speculative characteristics. Unfavorable changes in economic conditions or other circumstances are more likely to lead to a
weakened   capacity   of  issuers  of  these  bonds  to   make   principal   and
interest payments than is the case with higher grade bonds. Bonds of below investment grade quality involve high risk and are sometimes referred to as Ojunk bonds.O See OInvestment Risks - Lower Quality Fixed-Income SecuritiesO for more information about these bonds. The Fund may invest in bonds rated in the lowest rating categories, D by
Standard  and  PoorOs  or  C  by  MoodyOs.  These  classes  of  bonds   can   be
regarded as having extremely poor prospects of ever attaining any real investment standing.

For temporary purposes (such as pending new investments), for liquidity purposes (such as to meet repurchase or redemption obligations, or to pay expenses), or for temporary defensive purposes, the Fund may invest in taxable obligations such as obligations of the U.S. Government, its agencies or instrumentalities, other debt securities rated within the four highest grades by either MoodyOs or
Standard & PoorOs, commercial paper rated in the two highest grades by either of such rating services, certificates of deposit, bankers acceptances and repurchase agreements. The Fund may also hold its assets in other cash equivalents or in cash.

Except  for  policies  of  the  Fund  that  are  explicitly  described  in  this
prospectus   or   in   Part  I  of  the  Statement  as  fundamental,   and   the
policies   that   under  normal  market  conditions  at   least   90%   of   the
FundOs income distributions will be exempt from federal income tax and Massachusetts personal income taxes, and that distributions from interest income on private activity bonds, together with distributions of interest income from investments other than Massachusetts Tax
Exempt Bonds, will not normally exceed 10% of the FundOs income distributions, the investment policies of the Fund, including the investment objective, may be changed without shareholder approval or prior notice. As a matter of policy, however, the trustees would not change the FundOs investment objective without shareholder approval.

Although the yield of a tax exempt fund generally will be lower than that of a taxable income fund, the net after-tax return to investors may be greater. The table below illustrates what tax-free investing can mean for you.

The following table does not take into account the effect of income taxes on social security benefits which may arise as a result of receiving tax exempt income, or any alternative minimum tax. Also, a portion of the FundOs distributions may consist of ordinary income or short-term or long-term capital gain and will be taxable to you as such.

The following table shows, for different assumed levels of taxable income and marginal tax rates, the equivalent taxable yield that would be required to achieve certain levels of tax-exempt yield. Yields shown do not represent actual yields achieved by the Fund and are not intended as a prediction of future yields.

                                         1995
                                       COMBINED
                                        MA AND                IF TAX EXEMPT YIELD IS
          TAXABLE INCOME*              FEDERAL   4.00% 5.00%    6.00%  7.00%    8.00%
       SINGLE             JOINT          TAX                  THEN THE EQUIVALENT
       RETURN             RETURN      BRACKET**             TAXABLE YIELD WOULD BE:
--------------------------------------------------------------------------------
----------
      $0 D $23,350       $0  D$39,000   25.20%   5.35% 6.68%    8.02%  9.36%   10.70%
  23,351 D   56,550  39,001  D  94,250  36.64%   6.31% 7.89%    9.47% 11.05%   12.63%
  56,551 D  117,950  94,251  D 143,600  39.28%   6.59% 8.23%    9.88% 11.53%   13.18%
 117,951 D  256,500 143,601  D 256,500  43.68%   7.10% 8.88%   10.65% 12.43%   14.20%
    over 256,500        over 256,500    46.85%   7.53% 9.41%   11.29% 13.17%
15.05%

* This amount represents taxable income as defined in the Internal Revenue Code. It is assumed that taxable income as defined in the Internal Revenue Code is the same as under the Massachusetts Personal Income Tax law; however, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions and other items.

** For federal tax purposes, these combined rates reflect the applicable marginal rates for 1995, including indexing for inflation, and are subject to change as a result of amendments to existing tax laws. These rates include the effect of deducting state and city taxes on your Federal return.

MASSACHUSETTS TAX EXEMPT BONDS

Massachusetts Tax Exempt Bonds are debt obligations issued by The Commonwealth of Massachusetts and its political subdivisions (for example, counties, cities, towns, villages, districts and authorities), the interest from which is, in the opinion of bond counsel, exempt from both federal income tax and Massachusetts personal income taxes (other than the possible incidence of any alternative minimum taxes). These bonds are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses, the refunding of outstanding debts, or the lending of funds to public or private
institutions   for   the  construction  of  housing,  educational   or   medical
facilities.

They may also include certain types of industrial development bonds or private activity bonds issued by public authorities to finance privately owned or operated facilities. Massachusetts Tax Exempt Bonds also include debt obligations issued by other governmental entities (for example, U.S. possessions such as Puerto Rico) if such debt obligations generate interest income that is exempt from federal income taxes and Massachusetts personal income taxes.

The   two   principal  classifications  of  Massachusetts   Tax   Exempt   Bonds
are   general   obligation   and   limited  obligation   (limited   purpose   or
revenue) bonds. General obligation bonds involve the credit of an issuer possessing taxing power and are payable from the issuerOs general unrestricted revenues. Their payment may depend on an appropriation by the issuerOs legislative body. The characteristics and methods of enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Limited obligation
bonds   are   payable  only  from  the  revenues  derived  from   a   particular
facility or class of facilities, or a specific revenue source, and generally are not payable from the unlimited revenues of the issuer.
Industrial development and private activity bonds are in most cases limited obligation bonds, the creditworthiness of which is directly related to the user of the facilities.

Certain Massachusetts Tax Exempt Bonds which may be held by the Fund may permit the issuer at its option to Ocall,O or redeem, its securities.  If  an  issuer  were  to  redeem  Massachusetts  Tax  Exempt  Bonds held  by  the  Fund  during  a  time  of  declining  interest  rates,  the  Fund
may   not   be   able  to  reinvest  the  proceeds  in  tax  exempt   securities
providing   as   high   a  level  of  investment  return   as   the   securities
redeemed.

Although   the   FundOs   investment  objective  refers   to   preservation   of
capital,   the  net  asset  value  of  Fund  shares  will  fluctuate  based   on
changes in the prevailing market interest rates and other factors.

During   a   period   of   declining  interest  rates,  many   of   the   FundOs
portfolio investments will likely bear coupon rates which are higher than current market rates, regardless of whether such securities were originally purchased at a premium. Such securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of the FundOs shares. The value of such OpremiumO securities tends to approach the principal amount as they approach maturity (or call price in the case of securities approaching a call date). As a result, an investor who holds shares of the Fund during such periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on the FundOs investments) than might be available from alternative investments bearing current market interest rates, but may face an increased risk of capital loss as these higher coupon securities approach maturity (or the call date). In evaluating the potential performance of an investment in the Fund, investors may find it useful to compare the FundOs current dividend rate with the FundOs Oyield,O which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See OPerformance Criteria.O

                           INVESTMENT RISKS

It is important to understand the following risks inherent in the Fund before you invest. The FundOs ability to achieve its investment
objective   depends  on  the  ability  of  the  issuers  of  Massachusetts   Tax
Exempt Bonds to meet their continuing obligations to pay principal and interest.

Since the Fund invests primarily in Massachusetts Tax Exempt Bonds, the value of the FundOs shares may be especially affected by factors pertaining to the economy of Massachusetts and other factors specifically affecting the ability of issuers of Massachusetts Tax
Exempt  Bonds  to  meet  their  obligations. As  a  result,  the  value  of  the
FundOs shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of Massachusetts and its political subdivisions to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally. The amount of tax and other revenues available to governmental issuers of Massachusetts Tax Exempt Bonds may be affected from time to time by economic, political and demographic conditions within Massachusetts. In addition, constitutional or statutory restrictions may limit a governmentOs power to raise revenues or increase taxes. The availability of federal, state and local aid to an issuer of Massachusetts Tax Exempt Bonds may also affect that issuerOs ability to meet its obligations. Payments of principal and interest on limited obligation bonds will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made, which in turn could be affected by economic, political and demographic conditions in Massachusetts or a particular locality. Any reduction in the actual or perceived ability of an issuer of Massachusetts Tax Exempt Bonds to meet its obligations (including a reduction in the rating of its outstanding securities) would likely affect adversely the market value and marketability of its obligations and could affect adversely the values of other Massachusetts Tax Exempt Bonds as well.

Like other northeastern states, Massachusetts suffered significant adverse effects from the recession of the early 1990s, including the loss of substantial numbers of jobs, declining real estate values and reduced tax receipts. Weakness in the local or national economy could adversely affect the credit ratings and creditworthiness of Massachusetts Tax Exempt Bonds, which in turn could adversely affect the value of an investment in the Fund.

At certain times the secondary market for Massachusetts Tax Exempt Bonds may be less liquid than that for other fixed-income securities. Accordingly, the ability of the Fund to buy and sell securities at those times may be limited. The amount of publicly available information about the financial condition of an issuer of
Massachusetts  Tax  Exempt  Bonds  may  not  be  as  extensive  as  that   which
is made available by corporations whose securities are publicly traded. As a result, monitoring the creditworthiness of issuers of
Massachusetts Tax Exempt Bonds may be more difficult than monitoring the creditworthiness of issuers of corporate bonds.

The value of the FundOs investments will change as the general level of interest rates fluctuates. During periods of falling interest rates, the values of fixed-income securities generally rise. Conversely, during periods of rising interest rates, the values of
such   securities   generally  decline.  Changes  in  the  credit   ratings   of
obligations as well as in the ability of an issuer to make payments of interest and principal will also affect the value of these investments. The value of the FundOs shares will fluctuate with the value of its investments.

*    LOWER QUALITY FIXED-INCOME SECURITIES

     Lower quality fixed-income securities generally provide higher yields than higher quality securities, but are subject to greater credit and market risk. Lower quality fixed-income securities are considered predominantly speculative with respect to the ability of the issuer to meet principal and interest payments.
     Achievement   of   the  investment  objective  of  a  fund   investing   in
     lower quality fixed-income securities may be more dependent on the investment adviserOs own credit analysis than is the case for higher quality bonds. The market for lower quality fixed-income securities may be more severely affected than some other financial markets by economic recession or substantial interest rate increases, by changing public perceptions of this market or by legislation that limits the ability of certain categories of financial institutions to invest in these securities. In addition, the secondary market may be less liquid for lower quality fixed-income securities. This lack of liquidity at certain times may affect the valuation of these securities and may make the valuation and sale of these securities more difficult.

*    Miscellaneous
     In periods of rapidly fluctuating interest rates, there may be frequent changes in investments. From time to time, consistent
     with   its  investment  objective,  the  Fund  may  also  trade  securities for the purpose of seeking short-term profits. A change in the securities held by the Fund is known as Oportfolio turnover.O Portfolio turnover generally involves some expense to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestment in other securities. To the extent that such sales result in net realized capital gains, shareholders ordinarily are taxed on such gains at applicable income tax rates. See OIncome Tax
     ConsiderationsO    below.    Under   certain   market    conditions,    the
     FundOs portfolio turnover rate may be higher than that of similar mutual funds.

     The Fund reserves the right to enter into repurchase agreements for amounts up to 15% of its assets. In repurchase agreements,
     the   Fund   buys   securities   from  a  seller,   usually   a   bank   or
     brokerage   firm,   with   the   understanding   that   the   seller   will
     repurchase the securities at a higher price at a later date. Such transactions afford an opportunity for the Fund to earn a return
     on   available  cash  at  minimal  market  risk,  although  the  Fund   may
     be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase. These transactions must be fully collateralized at all times, but may involve some credit risk to the Fund. The Fund may also purchase securities for future delivery (i.e., forward commitments), which may increase its overall investment exposure. Part II of the Statement contains more detailed information about these transactions and about limitations designed to reduce the risks associated with them.

     The  Fund  is  a  Onon-diversifiedO  fund  and  as  such  is  not  required
     to   meet   any   diversification   requirements   under   the   Investment
     Company Act of 1940 (the O1940 ActO), although the Fund must meet certain diversification standards to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the OCodeO). Since the Fund may invest a relatively high percentage of its assets in the obligations of a limited number of issuers, the Fund may be more susceptible than a more widely-diversified fund to any single economic, political or regulatory occurrence.

                            FUND MANAGEMENT

FUND MANAGEMENT

The FundOs adviser, Back Bay Advisors, 399 Boylston Street, Boston, Massachusetts 02116, provides discretionary investment management services to mutual funds and other institutional investors. Formed in 1986, Back Bay Advisors now manages 15 mutual fund portfolios and over $6 billion of securities. Back Bay Advisors is an independently-operated subsidiary of New England Investment Companies, L.P.
(ONEICO). NEIC is listed on the New York Stock Exchange (the OExchangeO), and manages over $60 billion in assets for individuals and institutions.

The   general   partners  of  Back  Bay  Advisors  and   the   Distributor   are
special purpose organizations that are wholly-owned subsidiaries of NEIC. NEICOs sole general partner, New England Investment Companies,
Inc.,   is   a   wholly-owned   subsidiary   of   New   England   Mutual    Life
Insurance Company (OThe New EnglandO). James S. Welch, Vice President of Back Bay Advisors and the Trust, has served as the FundOs portfolio manager since May 1995. Prior to joining Back Bay Advisors in 1993, Mr. Welch was a Vice President at Putnam Management Company.

Subject   to   overall   supervision  by  the   TrustOs   trustees,   Back   Bay
Advisors   furnishes  a  continuous  investment  program  for   the   Fund   and
recommends  what  securities  should  be  purchased  or  sold.  Also,  Back  Bay
Advisors   is   obligated   to  furnish  the  Fund   with   office   space   and
administrative and certain other services. Back Bay Advisors is responsible for all the compensation of officers and trustees of the
Fund who are also employees, officers or directors of Back Bay Advisors or its affiliates.

Back Bay Advisors is paid at the annual rate of 0.60% of the average daily net asset value of the Fund up to $100,000,000 and 0.50% of such value in excess of $100,000,000. Back Bay Advisors has voluntarily agreed, however, until further notice to the Fund, to reduce its management fee and, if necessary, to bear certain expenses associated with operating the Fund in order to limit the FundOs expenses to an annual rate of 0.85% of the average daily net assets of the FundOs
Class A shares and 1.50% of the average daily net assets of the FundOs Class B shares. Back Bay Advisors may terminate this voluntary
agreement   at   any  time.  In  that  event  the  Fund  would  supplement   its
prospectus.

Under  an  agreement  between  Back  Bay  Advisors  and  the  Distributor,   the
Distributor   provides  certain  administrative  services  to   the   Fund,   at
no extra cost to the Fund.

In placing portfolio transactions for the Fund, Back Bay Advisors seeks the most favorable price and execution available. Subject to this policy, Back Bay Advisors may consider sales of shares of the Fund and shares of the other mutual funds it advises as a factor in the selection of broker-dealers.

                          BUYING FUND SHARES

MINIMUM INVESTMENT

$2,500  is  the  minimum  for an initial investment  in  the  Fund  and  $50  is
the   minimum  for  each  subsequent  investment.  There  are  special   initial
investment minimums for the following plans:

*    $50    for    automatic   investing   through   the   Investment    Builder
     program.

*    $1,000   for  accounts  registered  under  the  Uniform  Gifts  to   Minors
     Act or the Uniform Transfers to Minors Act.

6 WAYS TO BUY FUND SHARES

You   may   purchase  Class  A  and  Class  B  shares  of  the   Fund   in   the
following ways:

[GRAPHIC] THROUGH YOUR INVESTMENT DEALER:

Many   investment   dealers  have  a  sales  agreement  with   the   Distributor
and would be pleased to accept your order.

[GRAPHIC] BY MAIL:

FOR   AN   INITIAL  INVESTMENT,  simply  complete  an  application  and   return
it, with a check payable to New England Funds, to P.O. Box 8551, Boston, MA 02266-8551. Proceeds of redemptions of Fund shares purchased by check may not be available for up to ten days after the purchase date.

FOR SUBSEQUENT INVESTMENTS, please mail your check to New England Funds, P.O. Box 8551, Boston, MA 02266-8551 along with a letter of instruction or an additional deposit slip from your statements. To make investing even easier, you can also order personalized investment slips by calling 1-800-225-5478.

[GRAPHIC] BY WIRE TRANSFER OF FEDERAL FUNDS:

FOR  AN  INITIAL  INVESTMENT,  call  us  at  1-800-225-5478  between  8:00  a.m.
and   6:00   p.m.  (Eastern  time)  to  obtain  an  account  number   and   wire
transfer instructions.

FOR SUBSEQUENT INVESTMENTS, direct your bank to transfer funds to State Street Bank and Trust Company, ABA #011000028, DDA #99011538, Credit New England Massachusetts Tax Free Income Fund, Class of shares, Shareholder Name, Shareholder Account Number. Funds may be transferred between 9:00 a.m. and 4:00 p.m. (Eastern time). Your bank may charge a fee for this service.

[GRAPHIC] BY INVESTMENT BUILDER:

Investment Builder is New England FundsO automatic investment plan. You may authorize automatic monthly transfers of $50 or more from your bank checking or savings account to purchase shares of one or more New England Funds.

FOR AN INITIAL INVESTMENT, please indicate that you would like to begin an automatic investment plan through Investment Builder.
Indicate    the   amount   of   the   monthly   investment   on   the   enclosed
application  and  enclose  a  void  check  or  deposit  slip  from   your   bank
account.

TO ADD INVESTMENT BUILDER TO AN EXISTING ACCOUNT, please call us at 1-800-225-5478 for a Service Options form.

[GRAPHIC] BY ELECTRONIC PURCHASE THROUGH ACH:

You may purchase additional shares electronically through the Automated Clearing House (OACHO) system as long as your bank or credit union is a member of the ACH system and you have a completed, approved ACH application on file with the Fund.

To purchase through ACH, call us at 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time) for instructions or call Tele#Facts at 1-800-346-
5984 twenty-four hours a day. If you purchase your shares through ACH, you will receive the net asset value next determined after your order is received. Proceeds of redemptions of Fund shares purchased through ACH may not be available for up to ten days after the purchase date.

[GRAPHIC] BY EXCHANGE FROM ANOTHER NEW ENGLAND FUND

You   may   also   purchase  shares  of  a  Fund  by  exchanging   shares   from
another   New   England  Fund.  Please  see  OExchanging   Among   New   England
FundsO for complete details.

[SIDEBAR]
USING TELE#FACTS
1-800-346-5984

Tele#Facts is New England FundsO automated service system that gives you 24-hour access to your account. Through your touch-tone telephone, you can receive your current account balance, your last five transactions, Fund prices and recent performance information. You can also purchase, sell or exchange Class A shares of any New England Fund. For a free brochure about Tele#Facts including a convenient wallet card, call us at 1-800-225-5478.

GENERAL

All  purchase  orders  are  subject  to acceptance  by  the  Fund  and  will  be
effected   at  the  net  asset  value  next  determined  after  the   order   is
received in proper form by State Street Bank and Trust Company (OState Street BankO) (except orders received by your investment dealer before the close of trading on the Exchange and transmitted to the Distributor by 5:00 p.m. (Eastern time) on the same day, which will be effected at the net asset value determined on that day). Although the Fund does not anticipate doing so, it reserves the right to suspend or change the terms of sales of shares.

Class   B   shares  and  certain  shareholder  features  may  not  be  available to persons whose shares are held in street name accounts.

You   will  not  receive  any  certificates  for  your  Class  A  shares  unless
you   request   them  in  writing  from  the  Distributor.  The   FundOs   Oopen
accountO system for recording your investment eliminates the problems and expense of handling and safekeeping certificates. Certificates will not be issued for Class B shares.

If   you   wish  transactions  in  your  account  to  be  effected  by   another
person under a power of attorney from you, special rules apply. Please contact your investment dealer or the Distributor for details.

[SIDEBAR]
To   make   investing   even   easier,   you   can   also   order   personalized
investment slips by calling 1-800-225-5478.

SALES CHARGES
The Fund offers two classes of shares:

CLASS A SHARES

Class   A   shares  are  offered  at  net  asset  value  plus  a  sales   charge
which   varies  depending  on  the  size  of  your  purchase.  They   are   also
subject to a 0.25% annual service fee. The current sales charges are:

                                 Sales Charge as a % of        Dealers
                              -------------------------     Concession
                                     Net                       as % of
                                Offering         Amount       Offering
                               ---------      ---------    -----------
Value of Total Investment          Price       Invested        Price**
----------------------------------------------------------------------
--
Up to $50,000                      4.25%          4.44%          3.75%
----------------------------------------------------------------------
--
$50,000 - $99,999                  4.00%          4.17%          3.50%
----------------------------------------------------------------------
--
$100,000 - $249,999                3.50%          3.63%          3.00%
----------------------------------------------------------------------
--
$250,000 - $499,999                2.50%          2.56%          2.15%
----------------------------------------------------------------------
--
$500,000 - $999,999                2.00%          2.04%          1.70%
----------------------------------------------------------------------
--
$1,000,000 or more                  None           None              *
----------------------------------------------------------------------
--

* The Distributor may, at its discretion, pay investment dealers who initiate and are responsible for such purchases a commission of up to the following amounts: 1% on the first $2 million invested; .80% on the next $1 million; .20% on the next $2
     million;    and    .08%   on   the   excess   over   $5   million.    These
     commissions   are   not   payable   if   the   purchase   represents    the
     reinvestment  of  a  redemption  made  during  the  previous  12   calendar
     months.

**   A   1.5%  sales  charge  applies  to  investments  of  less  than  $500,000
     of    distributions    from   unit   investment    trusts.    The    dealer
     concession is 1.5% on these sales.

CONTINGENT DEFERRED SALES CHARGE (CLASS A SHARES ONLY). For purchases of $1,000,000 or more of Class A shares a CDSC, at the rate of 1% of the lesser of the purchase price or the net asset value at the time of redemption, applies to redemptions of Class A shares purchased within one year before the redemption. If an exchange is made to Class A shares of any of the New England Cash Management Trust Money Market
Series or U.S. Government Series or the New England Tax Exempt Money Market Trust (the OMoney Market FundsO), then the one-year holding period for purposes of determining the expiration of the CDSC will stop and will resume only when an exchange is made back into Class A shares of a series of the Trusts. For purposes of the CDSC, it is assumed  that  the  Class  A  shares  held the  longest  are  the  first  to  be redeemed. No CDSC applies to a redemption of Class A shares followed by a reinvestment effected within 30 days after the date of redemption.

CLASS B SHARES

Class B shares are offered at net asset value, without an initial sales charge, subject to a 0.25% annual service fee, a 0.75% annual distribution fee for eight years (at which time they automatically convert to Class A shares) and to a CDSC if they are redeemed within five years of purchase. The holding period for purposes of timing the conversion to Class A shares and determining the CDSC will continue to run  after  an  exchange  to  Class  B shares  of  the  Fund.  If  the  exchange
is   made  to  Class  B  shares  of  a  Money  Market  Fund,  then  the  holding period  stops  and  will  resume  only  when  an  exchange  is  made  back  into
Class B shares of a series of the Trusts. If the Money Market Fund shares are redeemed rather than exchanged back into the Trusts, then a CDSC applies on the redemptions, at the same rate as if the Class B shares of the Fund had been redeemed at the time they were exchanged for Money Market Fund shares.

The  CDSC  will  be  assessed  on an amount equal to  the  lesser  of  the  cost of  the  shares  being  redeemed  or their  net  asset  value  at  the  time  of
redemption.  Accordingly,  no  CDSC  will  be  imposed  on  increases   in   net
asset value above the initial purchase price. In addition, no CDSC will be assessed on shares of the same fund purchased with reinvested dividends or capital gains distributions.

The  amount  of  the  CDSC,  if  any,  will vary  depending  on  the  number  of
years   from  the  time  of  payment  for  the  purchase  of  Class   B   shares
until the time of redemption of such shares. The CDSC equals the following percentages of the dollar amounts subject to the charge.

                                                  CONTINGENT DEFERRED
                                                    SALES CHARGE AS A
                                                 PERCENTAGE OF DOLLAR
YEAR SINCE PURCHASE                           AMOUNT SUBJECT TO CHARGE
-------------------                          -------------------------
1st                                                                 4%
2nd                                                                 3%
3rd                                                                 3%
4th                                                                 2%
5th                                                                 1%
thereafter                                                          0%

Year   one   ends   one  year  after  the  day  on  which   the   purchase   was
accepted and so on.

The   CDSC   is  deducted  from  the  proceeds  of  the  redemption,   not   the
amount remaining in the account and is paid to the Distributor. The CDSC may be eliminated for certain persons and organizations. See OSales Charges - GeneralO below. At the time of sale, the Distributor pays investment dealers a commission of 3.75% and advances the first yearOs service fee (up to 0.25%) on purchases of Class B shares.

DECIDING WHICH CLASS TO PURCHASE

The   decision   as   to  whether  Class  A  or  Class   B   shares   are   more
appropriate for an investor depends on the amount and intended length of the investment. Investors making large investments, qualifying for a reduced initial sales charge, might consider Class A shares because Class A shares have lower 12b-1 fees and pay correspondingly higher dividends  per  share.  For  these  reasons,  the  Distributor  will  treat  any order of $1 million or more for Class B shares as a Class A order. Investors making small investments might consider Class B shares because 100% of the purchase price is invested immediately. Consult your investment dealer for advice applicable to your particular circumstances.

[SIDEBAR]
CHOOSING BETWEEN CLASS A AND B SHARES

Whether   you   purchase   Class  A  or  Class  B   shares   depends   on   your
investing  goals.  If  you  qualify  for  a  reduced  sales  charge,  or  invest for the long term, you might consider purchasing Class A shares. Class A shares have lower annual fees and as a result, pay higher dividends per  share.  If  you  are  making  a  smaller  investment,  you  might  consider
Class B shares since 100% of your purchasing dollars are invested immediately and the amount of your deferred sales charge diminishes over time. Consult your financial representative for deciding which class is appropriate for you.


GENERAL

NO   CDSC  ON  ANY  CLASS  OF  SHARES  APPLIES  to  redemptions  following   the
death or disability (as defined in Section 72(m)(7) of the Internal Revenue Code) of a shareholder if the redemption is made within one year after the shareholderOs death or disability. In addition, no CDSC applies to certain withdrawals pursuant to a Systematic Withdrawal Plan. See OSystematic Withdrawal PlanO below.

The  Fund  receives  the  net  asset  value next  determined  after  your  order
is   received  on  sales  of  both  classes  of  shares.  The  Class   A   sales
charge is allocated between the investment dealer and the Distributor. The Distributor receives the CDSC. For purposes of the CDSC, an exchange from the Fund to another series is not considered a redemption or a purchase. For federal tax purposes, however, such an
exchange   is   considered   a  redemption  and  a  purchase   and,   therefore,
would be considered a taxable event on which you may recognize a gain or a loss.

The Distributor may, at its discretion, reallow the entire sales charge imposed on the sale of Class A shares to investment dealers from  time  to  time.  The  staff  of  the SEC  is  of  the  view  that  dealers receiving all or substantially all of the sales charge may be deemed underwriters of the FundOs shares.

The Distributor may, at its expense, provide additional promotional incentives or payments to dealers who sell shares of the Fund. In some instances these incentives are provided to certain dealers who achieve sales goals or who have sold or may sell significant amounts of shares. New England Funds, L.P., from time to time, may provide financial assistance programs to dealers in connection with conferences, sales or training programs, seminars, advertising and sales campaigns and/or shareholder services arrangements. Certain dealers who have sold or may sell significant amounts of shares also may receive compensation in the form of payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives to locations, within or outside of the U. S., for educational seminars or meetings of a business nature.

The Distributor may provide non-cash incentives for achievement of specified sales levels by representatives of participating broker-dealers and financial institutions. Such incentives include, but are not limited to, merchandise from gift catalogues or other sources, gift certificates or vouchers through membership in the New England Funds Flagship Club. The participation of representatives in such incentive programs is at the discretion of the broker-dealer or financial institution with which the representative is associated.

REDUCED SALES CHARGES
(CLASS A SHARES ONLY)

- LETTER OF INTENT - if aggregate purchases of all series and classes of the Trusts over a 13-month period will reach a breakpoint (a dollar amount at which a lower sales charge applies), smaller individual amounts can be invested at the sales charge applicable to that breakpoint.

-       COMBINING   ACCOUNTS  -  Purchases  by  qualifying   accounts   of   all
     series and classes of the Trusts (which do not include the Money Market Funds unless the shares were purchased through an exchange from a series of the Trusts) may be combined with purchases of the qualifying accounts of a spouse, parents, children, siblings, grandparents or grandchildren, individual fiduciary accounts, sole proprietorships and/or single trust estates. The values of all accounts are combined to determine the sales charge.

-       UNIT   HOLDERS  OF  UNIT  INVESTMENT  TRUSTS  -  unit  investment  trust distributions of up to $1 million may be invested in shares of the Fund at a reduced sales charge of 1.50% of the public offering price (or 1.52% of the net amount invested).

- CLIENTS OF AN ADVISER OR SUBADVISER (AFFILIATED WITH NEIC) - no sales charge or CDSC applies to investments of $100,000 or more
     in   the   Fund   by  clients  of  an  adviser  or  subadviser  (affiliated
     with NEIC) to any series of the Trusts; any director, officer or partner of a client of an adviser or subadviser (affiliated with
     NEIC)  to  any  series  of  the  Trusts;  and  the  parents,  spouses   and
     children of the foregoing. Any investor eligible for these arrangements should so indicate in writing at the time of the purchase.

- Shares of the Fund may be purchased at net asset value with no sales charge or CDSC by advisory accounts through investment advisers that are registered under the Investment Advisers Act of 1940 and affiliated with broker-dealers.

- There is no sales charge, CDSC or initial investment minimum related to investments by certain current and retired employees of the TrustsO investment advisers or subadvisers (affiliated with NEIC), the Distributor or any other company affiliated with
     The New England; current and former directors and trustees of the Trusts or their predecessor companies; agents and general agents of The New England and its insurance company subsidiaries; current and retired employees of such agents and general agents; registered representatives of broker-dealers who have selling arrangements with the Distributor; the spouse, parents, children, siblings, grandparents or grandchildren of the persons listed above and any trust for any of the foregoing persons and any separate account of The New England or of any insurance company affiliated with The New England.

-       Shareholders   of   Reich  &  Tang  Government  Securities   Trust   may
     exchange their shares of that fund for Class A shares of any series of the Trusts at net asset value and without the imposition of a sales charge.

The   reduction   or  elimination  of  the  sales  charge  in  connection   with
sales   described   above   reflects  the  absence   or   reduction   of   sales
expenses associated with such sales.

                          OWNING FUND SHARES

EXCHANGING AMONG NEW ENGLAND FUNDS

CLASS  A  SHARES.  Except  as  indicated in the  next  two  sentences,  you  may exchange Class A shares of the Fund (and Class A shares of the Money Market Funds acquired through exchanges from any of the series of the Trusts) for the Class A shares of any other series of the Trusts (except New England Growth Fund, which is subject to special eligibility restrictions) without paying a sales charge. Class A shares of New England Intermediate Term Tax Free Fund of California and New England Intermediate Term Tax Free Fund of New York (and shares of the Money Market Funds acquired through exchanges of such shares)  may  be  exchanged  for  Class A  shares  of  the  Fund  at  net  asset value  only  if  you  have  held  them  for  at  least  six  months;  otherwise, sales charges apply to the exchange. If you exchange your Class A shares of New England Adjustable Rate U.S. Government Fund for shares of another fund that has a higher sales charge, you will pay the difference between any sales charge you have already paid on your New England Adjustable Rate U.S. Government Fund shares and the higher sales charge of the fund into which you are exchanging. In addition, you may redeem the Class A shares of any Money Market Fund that were not acquired through exchanges from the Fund and have the proceeds directly applied to the purchase of Fund shares at the applicable sales charge.

CLASS B SHARES. You may exchange Class B shares of any Fund or series of the Trusts and Class B shares of the Money Market Funds (or Class A
shares   of  the  Money  Market  Funds  which  have  not  been  subject   to   a
previous sales charge) for Class B shares of any other series of the Trusts (except New England Growth Fund). Such exchanges will be made at the next determined net asset value of the shares. Class B shares will automatically convert on a tax-free basis to Class A shares eight years after they are purchased (excluding the time the shares are held in a Money Market Fund). See OSales Charges - Class B SharesO above.

TO MAKE AN EXCHANGE, please call 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time), write to New England Funds or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. The exchange must be for a minimum of $500 (or the total net asset value of your account, whichever  is  less)  except  that,  under  the  Automatic  Exchange  Plan,  the minimum is $50. All exchanges are subject to the minimum investment and eligibility requirements of the series into which you are exchanging. In connection with any exchange, you must receive a current prospectus of the series into which you are exchanging. The exchange privilege may be exercised only in those states where shares of such other series may be legally sold.

You   have   the   automatic  privilege  to  exchange  your   Fund   shares   by
telephone. New England Funds, L.P. will employ reasonable procedures to confirm that your telephone instructions are genuine, and, if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. New England Funds, L.P. will require a form of personal identification prior to acting upon your telephone instructions, will provide you with written confirmations of such transactions and will record your instructions.

Except   as   otherwise  permitted  by  SEC  rule,  shareholders  will   receive
at   least   60   daysO   advance  notice  of  any  material   change   to   the
exchange privilege.

[SIDEBAR]
AUTOMATIC EXCHANGE PLAN

The  Fund  has  an  automatic  exchange plan  under  which  shares  of  a  class
of   the  Fund  are  automatically  exchanged  each  month  for  shares  of  the same class of other series of the Trusts, other than New England Growth Fund, which is available only to certain eligible investors. The minimum monthly exchange amount under the plan is $50. There is no fee for exchanges made pursuant to this program, but there may be a sales charge as described on this page.

FUND DIVIDEND PAYMENTS

The Fund declares dividends daily and pays them monthly. The Fund pays as dividends substantially all net investment income (tax exempt and taxable income other than long-term capital gains) each year and distributes annually all net realized long-term capital gains (after applying any available capital loss carryovers). The trustees of the Trust may adopt a different schedule as long as payments are made at
least   annually.  If  you  intend  to  purchase  shares  of  the  Fund  shortly before it declares a dividend you should be aware that a portion of the purchase price may be returned to you as a taxable dividend.

You have the option to reinvest all distributions in additional shares of the same class of the Fund or in shares of the same class of other series of the Trusts, to receive distributions from ordinary income in cash while reinvesting distributions from capital gains in additional shares of the same class of the Fund or the same class of other series of the Trusts or to receive all distributions in cash. Income distributions and capital gains distributions will be reinvested in shares of the same class of the Fund at net asset value (without a sales charge or CDSC) unless you select another option. You may change your distribution option by notifying New England Funds in writing or by calling 1-800-225-5478. If you elect to receive your dividends in cash and the dividend checks sent to you are returned OundeliverableO to the Fund or remain uncashed for six months, your cash election will automatically be changed and your future dividends will be reinvested.

DIVIDEND DIVERSIFICATION PROGRAM

You   may  also  establish  a  dividend  diversification  program  that   allows
you   to   have   all  dividends  and  any  other  distributions   automatically
invested in shares of the same class of another New England Fund, subject to the investor eligibility requirements of that other fund and to state securities law requirements. For Class A shareholders, investments will be made at the appropriate offering price, which may include a sales charge. For Class B shareholders, shares acquired through this program will be subject to a CDSC if they are redeemed from the account. Dividends will be invested in the selected fundOs shares on the dividend record date. A dividend diversification account must be in the same registration (shareholder name) as the distributing fund account and, if a new account in the purchased fund is being established, the purchased fundOs minimum investment requirements must be met. Before establishing a dividend diversification program into any other New England Fund, you must obtain a copy of that fundOs prospectus.

                          SELLING FUND SHARES

5 WAYS TO SELL FUND SHARES

[GRAPHIC] THROUGH YOUR INVESTMENT DEALER:

Call your authorized investment dealer for information.

[GRAPHIC] BY TELEPHONE:

You   or   your  investment  dealer  may  redeem  (sell)  shares  by   telephone
using any of the three methods described below:

Wired to Your Bank Account - If you have previously selected the telephone redemption privilege on your account, Class A and Class B shares may be redeemed by calling 1-800-225-5478 between 8 a.m. and 6 p.m. (Eastern time). Class A shares only may also be redeemed by calling Tele#Facts at 1-800-346-5984 twenty-four hours a day. Redemption requests accepted after the Exchange has closed (4:00 p.m. [Eastern time]) will be processed at the next determined net asset value.  The  proceeds  (LESS  ANY  APPLICABLE  CDSC)  generally  will  be  wired on the next business day to the bank account previously chosen by you on your application. A wire fee (currently $5.00) will be deducted from the proceeds.

Your  bank  must  be  a  member  of  the  Federal  Reserve  System  or  have   a
correspondent bank that is a member. If your account is with a savings bank, it must have only one correspondent bank that is a member of the System.

Mailed to Your Address of Record - Shares may be redeemed by calling 1-800-225-5478 and requesting that a check for the proceeds (LESS ANY APPLICABLE CDSC) be mailed to the address on your account, provided that the address has not changed over the previous month and that the proceeds are for $100,000 or less. Generally, the check will be mailed to you on the business day after your redemption request is received.

Through   ACH  -  Shares  may  be  redeemed  electronically  through   the   ACH
system, provided that you have an approved ACH application on file with the Fund. To redeem through ACH, call 1-800-225-5478 prior to 3:00 p.m. (Eastern time) on a day when the Fund is open for business or call Tele#Facts at 1-800-346-5984 twenty-four hours a day. If your telephone call is made to Tele#Facts before 4:00 p.m., the redemption will be processed the day the call is made, unless it is a day when the Exchange closes before 4:00 p.m. and your call is made after the Exchange closes. The proceeds (LESS ANY APPLICABLE CDSC) generally will arrive at your bank within three business days; their availability will depend on your bankOs particular rule. If you have
recently   purchased  your  shares  through  the  ACH  system,  the   Fund   may
withhold redemption proceeds until the funds have cleared, which may take up to ten days.

[GRAPHIC] BY MAIL:
You   may   redeem   your   shares  at  their  net   asset   value   (LESS   ANY
APPLICABLE CDSC) next determined after receipt of your request in good order by sending a written request (including any necessary special documentation) to New England Funds, P.O. Box 8551, Boston, MA 02266-8551.

The request must include the name of the Fund, your account number, the exact name(s) in which your shares are registered and the number of shares or the dollar amount to be redeemed and whether you wish the proceeds mailed to your address of record, wired to your bank account or transmitted through ACH. All owners of the shares must sign the request in the exact names in which the shares are registered (this
appears   on   your   confirmation   statement)   and   indicate   any   special
capacity in which you are signing (such as trustee, custodian or under power of attorney or on behalf of a partnership, corporation or other entity).

If you are redeeming shares worth less than $100,000 and the proceeds check is made payable to the registered owner(s) and mailed to the record address, no signature guarantee is required. Otherwise, you generally must have your signature guaranteed by an eligible guarantor institution in accordance with procedures established by New England Funds, L.P. Signature guarantees by notaries public are not acceptable.

Additional   written   information   may  be   required   for   redemptions   by
certain   benefit   plans   and   IRAs.  Contact   the   Distributor   or   your
investment dealer for details.

If   you   hold  certificates  for  your  Class  A  shares,  you  must   enclose
them with your redemption request or your request will not be honored. The Fund recommends that certificates be sent by registered mail.

[GRAPHIC] BY CHECK:

Checkwriting  is  available  on  Class A shares  of  the  Fund  only.  To  elect
checkwriting  for  your  account,  select  the  checkwriting  option   on   your
application    and   complete   the   attached   signature    card.    To    add
checkwriting to an existing account, please call 1-800-225-5478 for our Service Option Form. The Fund will send you checks drawn on State
Street  Bank.  You  will  continue  to earn  dividends  on  shares  redeemed  by check until the check clears. There is currently a $5.00 fee to establish this service. Each check must be written for $500 or more.
The checkwriting privilege does not apply to shares for which you have requested share certificates to be issued. Checkwriting is not available for investor accounts containing Class A or Class B shares subject to a CDSC.
If you use withdrawal checks, you will be subject to State Street BankOs rules governing checking accounts. The Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank.

You   may  not  close  your  account  by  withdrawal  check  because  the  exact
balance   of  your  account  will  not  be  known  until  after  the  check   is
received by State Street Bank.

[GRAPHIC] BY SYSTEMATIC WITHDRAWAL PLAN:

You may establish a Systematic Withdrawal Plan that allows you to redeem shares and receive payments on a regular schedule. In the case of shares subject to a CDSC, the amount or percentage you specify may not exceed, on an annualized basis, 10% of the value of your Fund account.  Redemption  of  shares  pursuant to  the  Plan  will  not  be  subject to a CDSC. For information, contact the Distributor or your investment dealer. Since withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.

GENERAL. Redemption requests will be effected at the net asset value next determined after your redemption request is received in proper form by State Street Bank or your investment dealer (except that orders received by your investment dealer before the close of regular trading on the Exchange and transmitted to the Distributor by 5:00
p.m.  (Eastern  time)  on  the  same  day will  receive  that  dayOs  net  asset
value).   Redemption   proceeds  (LESS  ANY  APPLICABLE  CDSC)   will   normally
be mailed to you within seven days after State Street Bank or the Distributor receives your request in good order.

During periods of substantial economic or market change, telephone redemptions may be difficult to implement. If you are unable to contact the Distributor by telephone, shares may be redeemed by delivering the redemption request in person to the Distributor or by mail as described above. Requests are processed at the net asset value next determined after the request is received.

Special   rules   apply  to  redemptions  under  powers  of   attorney.   Please
call your investment dealer or the Distributor for more information.

Telephone   redemptions  are  not  available  for  Fund  shares  in  certificate
form.   If  certificates  have  been  issued  for  your  investment,  you   must
send  them  along  with  your  request to  New  England  Funds,  L.P.  before  a redemption request can be honored. See the instructions for redemption by mail above.

The  Fund  may  suspend  the  right  of  redemption  and  may  postpone  payment for more than seven days when the Exchange is closed for other than weekends or holidays, or if permitted by the rules of the SEC when trading on the Exchange is restricted or during an emergency which makes it impracticable for the Fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by the SEC for the protection of investors.

REPURCHASE OPTION
(CLASS A SHARES ONLY)

You   may   apply   your  Class  A  share  redemption  proceeds  without   sales
charge   to   the   repurchase  of  Class  A  shares  of  any  series   of   the
Trusts. To qualify, you must reinvest the entire proceeds within 120 days after your redemption and notify New England Funds or your investment dealer at the time of reinvestment that you are taking advantage of this privilege. You may reinvest the proceeds either by returning the redemption check or by sending your check for the entire amount. Please note: For federal income tax purposes, a redemption is a sale that involves tax consequences even if the proceeds are later reinvested. Please consult your tax adviser.

                             FUND DETAILS

HOW FUND SHARE PRICE IS DETERMINED

Back Bay Advisors, under the direction of the TrustOs Board of Trustees, determines the value of the total net assets of the Fund as of  the  close  of  regular  trading (ordinarily  4:00  p.m.  Eastern  time)  on the Exchange each day the Exchange is open. Securities for which market quotations are readily available are generally valued at market value on the basis of market quotations. In all other cases, the value of the FundOs assets is determined in good faith by Back Bay Advisors, or by a pricing service selected by it, subject to the general supervision of the trustees.

The net asset value per share of each class is determined by dividing the value of the assets attributable to that class, less all liabilities (including accrued expenses) attributable to such class, by the number of shares of the class outstanding. The public offering price of the FundOs Class A shares is determined by adding the
applicable   sales  charge  to  the  net  asset  value.  See   OSales   ChargesO
above. The public offering price of Class B shares is the net asset value per share.

The  exact  price  you  pay  for a share will be  determined  by  the  next  set of calculations made after your order is accepted by the New England Funds, L.P. In other words, if, on a Tuesday morning, your properly
completed   application   is   received,  your  wire   is   received   or   your
dealer  places  your  trade  for  you, the price  you  pay  will  be  determined
by   the  calculations  made  as  of  the  close  of  regular  trading  of   the
Exchange on Tuesday. If you buy shares through your investment dealer, the dealer must receive your order by the close of regular trading on the Exchange and transmit it to the Distributor by 5:00 p.m. (Eastern time) to receive that dayOs public offering price.

INCOME TAX CONSIDERATIONS

The Fund intends to meet all requirements of the Internal Revenue Code of 1986, as amended, necessary to ensure that it is qualified to pay
Oexempt-interest  dividends,O  which  in  general  means  that  the   Fund   can
pass on to shareholders the federal tax-exempt status of interest received by it from obligations paying tax-exempt interest. Such dividends derived from interest on Massachusetts Tax Exempt Bonds are also exempt from Massachusetts personal income taxes.

For federal income tax and Massachusetts personal income tax purposes, your proportionate share of taxable dividends derived from the FundOs other net interest (and other ordinary) income and short-term capital gains, if any, will be taxable as ordinary income, whether received in cash or additional shares. Distributions derived from the FundOs long-
term capital gains are generally taxable as long-term capital gains regardless of how long you have held your Fund shares. However, certain capital gains distributions may qualify for exemptions from Massachusetts personal income taxes, to the extent designated as such by the Fund. Distributions by the Fund are not eligible for the dividends-received deduction for corporations.

In  general  any  gain  or  loss  realized upon a  disposition  of  shares  will be  treated  as  a  long-term  capital gain or loss  if  the  shares  have  been
held   for  more  than  twelve  months,  and  otherwise  as  a  short-term  gain
or   loss   assuming   the   shares  are  held   as   capital   assets.   Losses
incurred  on  the  disposition  of  shares of  the  Fund  held  for  six  months or less will be disallowed as deductions for federal income tax purposes to the extent of exempt-interest dividends received with respect to such shares and thereafter treated as long-term capital losses to the extent of capital gain distributions received with respect to such shares.

CALCULATING THE PRICE OF SHARES

Total Maket Value of Portfolio Securities
  plus
Other Assets
  minus
Any Liabilities
  divided by
Total Number of Outstanding Shares in a Class
  equals
Net Asset Value (NAV)

THE   PUBLIC   OFFERING  PRICE  FOR  CLASS  A  SHARES  IS  THE  NAV   PLUS   THE
APPLICABLE  SALES  CHARGE.  THE  PUBLIC  OFFERING  PRICE  FOR  CLASS  B   SHARES
IS THE NAV.

If you receive social security benefits, you may be taxed on a portion of those benefits as a result of receiving tax-exempt income. Also, income from certain private activity bonds issued after August 7, 1986 is an item of tax preference for purposes of the federal alternative
minimum   tax  at  the  maximum  rate  of  28%  for  individuals  and  20%   for
corporations.   If   the   Fund  invests  in  such   private   activity   bonds,
shareholders may become subject to, or have increased liability under, the alternative minimum tax. However, it is a fundamental policy of the Fund that distributions from interest income on such bonds, together with distributions from interest income on investments other than Massachusetts Tax Exempt Bonds, will normally not exceed 10% of the total amount of the FundOs income distributions.

Exempt interest dividends are included in Oadjusted current earningsO for purposes of computing the alternative minimum tax applicable to corporations. Seventy-five percent of the excess of adjusted current earnings over the amount of income otherwise subject to the alternative minimum tax is added to the corporationOs alternative minimum taxable income, potentially giving rise to alternative minimum tax liability.

All   tax  exempt  bonds  issued  after  August  16,  1986  (September  1,  1986 in the case of certain bonds) are now subject to certain rules formerly applicable only to industrial development bonds. If the issuer of bonds issued after such date fails to observe these rules, the interest on the bonds could become taxable retroactive to the date the bonds were issued.

To avoid an excise tax, the Fund intends to distribute prior to calendar year end virtually all the FundOs ordinary income earned during that calendar year, and virtually all of the capital gain net income the Fund realized in the twelve-month period ending December 31 but has not previously distributed.

Distributions  declared  in  December  to  shareholders  of  record  on  a  date
in   that   month   and  paid  in  January  will  be  considered   for   federal
income   tax  purposes  to  have  been  received  by  shareholders  on  December
31.

If at least 95% of the FundOs dividends are Oexempt-interest dividends,O federal back-up withholding rules do not apply. However, if the percentage should ever drop below 95%, the Fund will be required to withhold 31% of all income dividends and capital gains distributions it pays to you if you do not provide a correct, certified taxpayer identification number, if the Fund is notified that you  have  underreported  income  in  the  past,  or  if  you  fail  to  certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these back-up withholding rules will not apply so long as you furnish the Fund with an appropriate certification.

Annually,  if  you  earn  more  than $10 in taxable  income  from  a  Fund,  you will receive a Form 1099 from the Fund to assist you in reporting the prior calendar yearOs distributions on your federal income tax return. You should consult your tax adviser about any state or local taxes that may apply to such distributions. Be sure to keep the Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

The  foregoing  is  a  summary  of  certain  federal  and  Massachusetts  income tax consequences of an investment in the Fund. Shareholders should consult a competent tax adviser as to the effect of an investment in the Fund on their particular federal, state and local tax situations.

THE FUNDOS EXPENSES

In addition to the management fee paid to Back Bay Advisors and the fees paid to the Distributor, the Fund pays all expenses not borne by
Back Bay Advisors or the Distributor, including, but not limited to, the charges and expenses of the FundOs custodian and transfer agent, independent auditors and legal counsel, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under the federal or state securities laws, all expenses of shareholdersO and trusteesO meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of Back Bay Advisors or its affiliates, other than affiliated registered investment companies.

Under  a  Plan  adopted  pursuant  to  Rule  12b-1  under  the  1940  Act,  each class  of  shares  of  the  Fund  pays the Distributor  a  monthly  service  fee
at   an  annual  rate  not  to  exceed  0.25%  of  each  classOs  average  daily
net   assets.  The  Distributor  may  pay  up  to  the  entire  amount  of   the
service   fee   to   securities  dealers  who  are  dealers   of   record   with
respect to Fund shares, for providing personal services to investors in shares of the Fund and/or the maintenance of shareholder accounts. The Distributor retains the balance of the fees as compensation for providing personal service to investors in the Fund and/or the maintenance of shareholder accounts. In the case of the Class B shares, the Distributor currently pays investment dealers at the time of  sale  the  first  yearOs  service fee in  the  amount  of  up  to  0.25%  of the amount invested. The Distributor may also use all or any portion of the fee to pay its expenses in connection with the provision or personal services to investors and/or the maintenance of shareholder accounts. The FundOs Class A shares also pay the Distributor a distribution fee not to exceed an annual rate of 0.10% of the average daily  net  assets  of  the  Class  A shares, and  the  FundOs  Class  B  shares pay the Distributor a distribution fee at an annual rate not to exceed 0.75% of the average net assets of the Class B shares. The Distributor may pay up to the entire amount of the distribution fee to securities
dealers   who  are  dealers  of  record  with  respect  to  the  FundOs  shares,
as   distribution  fees  in  connection  with  the  sale  of  Fund  shares.  The
Distributor retains the balance of the fee as compensation for its services as distributor of the relevant class of shares.

PERFORMANCE CRITERIA

Each class of the Fund may include tax-equivalent yield, yield and total return information in advertisements or other written sales material. Each class of shares of the Fund will show its average annual total return for the one-, five- and ten-year periods (or the life of the class, if shorter) through the end of the most recent calendar quarter, or in the case of the Class A shares, for the period since July 27, 1988, when Back Bay Advisors became the FundOs investment adviser. Total return is measured by comparing the value of an  investment  in  the  class  at  the beginning  of  the  relevant  period  to
the   value   of   the   investment  at  the  end  of   the   period   (assuming
deduction of the current maximum sales charge on Class A shares, automatic reinvestment of all dividends and capital gains distributions, and imposition of the CDSC relevant to the period of time quoted in the case of the Class B shares). Each class may also show total return over other periods, or on an aggregate basis for the period presented, or without deduction of a sales charge or CDSC. If a sales charge or CDSC is not deducted in calculating total return, the classOs total return will be higher.

Total   return   will  generally  be  higher  for  Class  A  shares   than   for
Class B shares of the same Fund, because of the higher levels of expenses borne by the Class B shares. An investor should balance this expected lower total return against the benefit gained by 100% immediate investment of the purchase price of Class B shares.

Yield  is  computed  in  accordance  with  the  SECOs  standardized  formula  by dividing the adjusted net investment income per share earned during a recent 30-day period by the maximum offering price of a share of the relevant class on the last day of the period (reduced by any earned
income   expected  to  be  declared  shortly  as  a  dividend).   Tax-equivalent
yield is the taxable yield an investor would have to earn to receive the equivalent of the classOs yield after payment of federal income tax and Massachusetts personal income taxes. Tax-equivalent yield is calculated by adjusting the classOs standardized yield for a recent thirty day period, using effective combined federal and Massachusetts tax rates for individuals.

Each class may also present one or more distribution rates in its sales literature. These rates will be determined by annualizing the classOs distributions from net investment income and net short-term capital gains over a recent 12-month, 3-month or 30-day period and dividing that amount by the maximum offering price or the net asset value  on  the  last  day  of  such  period.  If  the  net  asset  value  rather than the maximum offering price is used to calculate the distribution rate, the rate will be higher.

All   performance  information  is  based  on  past  performance  and  does  not
predict   future   performance.  See  Part  II  of  the   Statement   for   more
detail.

ADDITIONAL FACTS ABOUT THE FUND

*    The  Trust  was  organized  in  1931  as  a  Massachusetts  business  trust and is authorized to issue an unlimited number of full and fractional shares in multiple series. The Fund was organized in 1983 as a Massachusetts business trust and conducted investment operations as a separate organization until its reorganization as a series of the Trust in January 1989.

* When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends and to cast a vote for each share you own at shareholder meetings. Shares of the Fund vote separately from shares of other series of the Trust, except as otherwise required
     by   law.  Shares  of  all  classes  of  the  Fund  vote  together,  except as to matters relating to a classOs 12b-1 plan, for which only shares of that class are entitled to vote.

*    The  Trust  does  not  hold  regular  shareholder  meetings  and  will   do
     so only when required by law. Shareholders may remove trustees from office by votes cast at a shareholder meeting or by written consent.

* The transfer and dividend paying agent for the Fund is New England Funds, L.P., 399 Boylston Street, Boston, Massachusetts 02116. New England Funds, L.P. has subcontracted certain of its obligations as such to State Street Bank, 225 Franklin Street, Boston, MA 02110.

*    If   the   balance   in  your  account  is  less  than  a  minimum   dollar
     amount   set   by  the  trustees  from  time  to  time  (currently   $500),
     the   Fund  may  close  your  account  and  send  the  proceeds   to   you.
     Shareholders who are affected by this policy will be notified of the FundOs intention to close the account and will have 60 days immediately following the notice to bring the account up to the minimum. The minimum does not apply to automatic investment plans or accounts that have fallen below the minimum solely because of fluctuations in the FundOs net asset value per share.

*    The     FundOs    annual    report    contains    additional    performance
     information   and  will  be  made  available  upon  request   and   without
     charge.

*    The   Class   A   and   Class  B  structure  could  be  terminated   should
     certain   IRS   rulings  be  rescinded.  See  Part  II  of  the   Statement
     for more details.

                           GLOSSARY OF TERMS

Capital   gain   distributions   -   Payments   to   shareholders   of   profits
earned   from   selling  securities  in  the  fundOs  portfolio.  Capital   gain
distributions are usually paid once a year.

Contingent   Deferred  Sales  Charge  (CDSC)  -  A  fee  that  may  be   charged
when a shareholder sells fund shares.

Distribution fee - An annual asset-based sales charge that is used to pay for sales-related expenses.

Income    Distributions    -   Payments   to   shareholders    resulting    from
interest or dividend income earned by a fundOs portfolio.

Mutual    fund    -    The   pooled   assets   of   a   group   of    investors,
professionally managed in pursuit of a specific objective.

Net asset value (NAV) - The market value of one share of a mutual fund on any given day without sales charge or CDSC. Determined by dividing the fundOs total net assets by the number of fund shares outstanding.
New England Funds, L.P. - The distributor and transfer agent of the New England Funds.

Open   end   investment  management  company  -  A  mutual  fund   that   allows
investors to redeem fund shares directly from the fund company on any business day.

Public offering price (POP) - The price of one share of a mutual fund, including its initial sales charge, if there is one.

Record   date  -  The  date  on  which  mutual  fund  investors   must   own   a
fundOs   shares   to  be  eligible  to  receive  specific  income   or   capital
gain distributions.

Service   fee   -  Payments  by  a  fund  for  personal  service  to   investors
and/or for maintenance of shareholder accounts by the Distributor or a financial representative.

Taxable   equivalent  yield  -  the  yield  an  investor  would  have  to   earn
prior   to   paying   income   taxes,  in  order  to  retain   a   net-after-tax
amount equivalent to the yield on a tax-free fund.

Total Return - The change in value of an investment in a fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

Yield - The rate at which a fund earns income, expressed as a percentage. Yield calculations are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

12b-1 fees - Fees paid by a mutual fund under a plan adopted under SEC Rule 12b-1. Can include both distribution fees and service fees.

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